Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Summary of Operating Segments
The following is the Company’s operating segment information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
North America Fiber Cement	$2,551.3	$2,040.2	$1,816.4
Asia Pacific Fiber Cement	574.9	458.2	418.4
Europe Building Products	488.5	410.3	371.4
Other Businesses	—	—	0.6
Worldwide total	$3,614.7	$2,908.7	$2,606.8

	Operating Income Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
North America Fiber Cement	$741.2	$585.5	$429.3
Asia Pacific Fiber Cement	160.8	124.8	58.5
Europe Building Products	62.9	37.6	11.2
Research and Development	(34.4)	(28.9)	(27.0)
Segments total	930.5	719.0	472.0
General Corporate	(247.9)	(246.2)	(129.5)
Total operating income	682.6	472.8	342.5

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2022	2021	2020
North America Fiber Cement	$114.4	$89.1	$88.7
Asia Pacific Fiber Cement	13.6	13.9	12.7
Europe Building Products	29.8	28.0	25.6
Other Businesses	—	—	0.2
General Corporate	2.8	2.8	3.2
Research and Development	1.2	1.2	1.1
Total	$161.8	$135.0	$131.5

	Total Identifiable Assets 31 March
(Millions of US dollars)	2022	2021
North America Fiber Cement	$1,434.8	$1,273.9
Asia Pacific Fiber Cement	429.1	371.0
Europe Building Products	745.2	762.1
Research and Development	13.5	10.3
Segments total	2,622.6	2,417.3
General Corporate [1]	1,620.6	1,671.7
Worldwide total	$4,243.2	$4,089.0

Summary of Geographical Information
The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
North America [2]	$2,551.3	$2,040.2	$1,817.0
Australia	391.7	321.9	290.4
Germany	165.0	143.0	135.7
New Zealand	115.9	81.9	72.2
Other Countries [3]	390.8	321.7	291.5
Worldwide total	$3,614.7	$2,908.7	$2,606.8

		Total Identifiable Assets 31 March
(Millions of US dollars)		2022	2021
North America [2]		$1,442.7	$1,279.4
Australia		314.4	256.7
Germany		503.7	527.6
New Zealand		48.9	46.3
Other Countries [3]		312.9	307.3
Segments total		2,622.6	2,417.3
General Corporate [1]		1,620.6	1,671.7
Worldwide total		$4,243.2	$4,089.0
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1Included in General Corporate are deferred tax assets for each operating segment that are not held directly accountable for deferred income taxes and Asbestos-related assets.
2The amounts disclosed for North America are substantially all related to the USA.
3Included are all other countries that account for less than 5% of net sales and total identifiable assets individually, primarily in the Philippines, Switzerland and other European countries.

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
North America Fiber Cement	$5.3	$5.6	$5.3
Asia Pacific Fiber Cement	1.5	1.1	1.8
Europe Building Products	0.9	1.6	1.7
Research and Development	30.3	26.0	24.0
	$38.0	$34.3	$32.8
The following represents the Asset impairments by segment for the fiscal year ended 31 March 2020:

(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	General Corporate	Total
Property, plant and equipment [1]	$41.2	$15.0	$5.5	$—	$61.7
Right-of-use assets [2]	—	11.2	—	—	11.2
Intangible assets	—	—	—	1.4	1.4
Inventories [3]	—	2.9	—	—	2.9
Goodwill	—	0.2	—	—	0.2
Asset Retirement Obligations [4]	—	5.8	—	—	5.8
Other	—	1.2	—	—	1.2
	$41.2	$36.3	$5.5	$1.4	$84.4

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1Excludes US$2.8 million of impairment charges in North America Fiber Cement segment on individual assets that were included in Cost of goods sold. Refer to Note 7 for further details.
2Relates to the closure of the Penrose, New Zealand plant.
3The US$2.9 million charge primarily relates to the estimated costs associated with pallets and raw materials, with the closing of the New Zealand plant and exit of James Hardie Systems.
4The total Asset Retirement Obligation balance at 31 March 2020 of US$8.0 million is recorded in the Asia Pacific Fiber Cement segment in Other liabilities - non-current and relates to the New Zealand plant. This balance is inclusive of the impairment amount above.

Summary of Gross Sales by Major Customers	The following represents net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2022		2021		2020
Customer A	$418.3	12.0%	$347.3	12.0%	$306.0	12.0%